Deferred Income and Others Long Term Liabilities (Details) - Schedule of deferred income - USD ($)	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Schedule Of Deferred Income Abstract
Subsidy for the maintenance and repair of the office	$ 236,290	$ 341,580
Rent subsidy for office		922,260
Total	$ 236,290	$ 1,263,840